Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax
Income Tax
The pre-tax income on which the provision for income taxes was computed is as follows:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Domestic	$767.2	$779.3	$477.1
Foreign	7.0	29.7	240.4
Total	$774.2	$809.0	$717.5

Income tax expense (benefit) includes the following current and deferred provisions:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Current:
Federal	$16.0	$7.5	$(51.3)
State	3.9	24.6	9.6
Foreign	24.0	38.7	(100.8)
Total current tax expense (benefit)	$43.9	$70.8	$(142.5)
Deferred:
Federal	$72.6	$86.9	$87.0
State	3.9	5.2	14.7
Foreign	(21.0)	(24.2)	26.1
Total deferred tax expense (benefit)	$55.5	$67.9	$127.8
Total income tax expense (benefit) from continuing operations	$99.4	$138.7	$(14.7)

Our income tax expense varies from the amount expected by applying the statutory federal corporate tax rate to income as follows:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefits	1.6%	2.0%	2.0%
Effect of foreign tax rates	(21.4)%	(20.2)%	(21.7)%
Effect of foreign tax law and rate changes	(0.4)%	0.7%	(2.7)%
Effect of unrecognized tax benefits	(1.1)%	0.8%	(18.8)%
Other, net	(0.9)%	(1.2)%	4.2%
Effective tax rate	12.8%	17.1%	(2.0)%

Our deferred tax assets and liabilities are composed of the following:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Current deferred tax assets:
Compensation related obligations	$3.5	$0.6
Accrued liabilities and other	47.3	46.5
Tax credit carryforward	—	5.4
Valuation allowance	(6.1)	—
Other	2.2	0.2
Total current deferred tax assets	46.9	52.7
Current deferred tax liabilities:
Partnership investments	192.6	259.3
Balance sheet reserves and accruals	4.0	13.0
Total current deferred tax liabilities	196.6	272.3
Net current deferred tax assets(1)	—	—
Net current deferred tax liabilities(1)	$149.7	$219.6

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Non-current deferred tax assets:
Compensation related obligations	$12.7	$20.0
Postretirement benefits	191.5	149.9
Foreign exchange losses	152.0	212.1
Convertible debt	1.0	1.3
Tax loss carryforwards	32.5	79.9
Intercompany financing	13.2	14.9
Partnership investments	13.1	23.0
Accrued liabilities and other	21.8	20.5
Valuation allowance	(22.5)	(39.0)
Total non-current deferred tax assets	415.3	482.6
Non-current deferred tax liabilities:
Fixed assets	117.8	119.8
Partnership investments	19.8	49.7
Intangibles	579.5	589.1
Other	3.9	2.5
Total non-current deferred tax liabilities	721.0	761.1
Net non-current deferred tax asset(1)	$—	$—
Net non-current deferred tax liability(1)	$305.7	$278.5

(1)	Our net deferred tax assets and liabilities are presented and composed of the following:

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Domestic net current deferred tax liabilities	$161.3	$152.6
Foreign net current deferred tax assets	11.6	—
Foreign net current deferred tax liabilities	—	67.0
Net current deferred tax liabilities	$149.7	$219.6
Domestic net non-current deferred tax assets	$149.9	$188.2
Foreign net non-current deferred tax liabilities	455.6	466.7
Net non-current deferred tax liabilities	$305.7	$278.5

Our fiscal year effective tax rate was approximately 13% in 2011, 17% in 2010, and (2)% in 2009. Our effective tax rates were significantly lower than the federal statutory rate of 35% primarily due to the impact of lower effective income tax rates applicable to our Canadian and U.K. businesses.
We have U.S. federal and state net operating losses. The tax effect of these attributes is $4.8 million at December 31, 2011, and $4.3 million at December 25, 2010, which will expire between 2012 and 2029. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. As a result, we have established a valuation allowance in the amount of $1.0 million and $1.0 million at December 31, 2011, and December 25, 2010, respectively. In addition, we have Canadian federal and provincial net operating loss and capital loss carryforwards. The tax effect of these attributes is $27.8 million at December 31, 2011, and $72.2 million at December 25, 2010. The Canadian loss carryforwards will expire between 2014 and 2031. We believe, based upon available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized, and we have established a valuation allowance in the amount of $12.4 million and $12.4 million at December 31, 2011, and December 25, 2010, respectively. In addition, we have U.K. capital loss carryforwards. The tax effect of these attributes was $8.2 million at December 31, 2011, and $8.7 million at December 25, 2010. The U.K. capital loss carryforwards do not expire.
Annual tax provisions include amounts considered sufficient to pay assessments that may result from examination of prior year tax returns; however, the amount ultimately paid upon resolution of issues may differ materially from the amount accrued. As of December 25, 2010, we had $84.1 million of unrecognized tax benefits. Since December 25, 2010, unrecognized tax benefits decreased by $13.4 million. This decrease represents the net of increases due to fluctuation in foreign exchange rates, additional unrecognized tax benefits, accrued penalties, and interest accrued for the current year, and decreases primarily due to tax years closing or being effectively settled and payments made to tax authorities with regard to unrecognized tax benefits during 2011, resulting in total unrecognized tax benefits of $70.7 million as of December 31, 2011. If recognized, the full amount of the unrecognized tax benefits would affect the effective tax rate as of December 31, 2011, compared with $84.1 million as of December 25, 2010. During 2012, we do not expect any significant increases or decreases to unrecognized tax benefits. We recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense. Anticipated interest and penalty payments of $8.6 million and $8.4 million were accrued in unrecognized tax benefits as of December 31, 2011, and December 25, 2010, respectively. We recognized an income tax expense of $0.3 million and $2.6 million for the net increase and net reduction of interest and penalties on unrecognized tax benefits as of December 31, 2011, and December 25, 2010, respectively.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Balance at beginning of year	$84.9	$72.3	$206.1
Additions for tax positions related to the current year	9.6	6.9	26.0
Additions for tax positions of prior years	4.3	6.5	1.8
Reductions for tax positions of prior years	(0.1)	(1.0)	(74.1)
Settlements	(1.5)	(0.8)	(11.4)
Release due to statute expiration	(25.6)	(1.6)	(92.1)
Foreign currency adjustment	(0.9)	2.6	16.0
Balance at end of year	$70.7	$84.9	$72.3

We file income tax returns in most of the federal, state, and provincial jurisdictions in the U.S., U.K., and Canada. Tax years through 2006 are closed in the U.S., while exam years 2007 and 2008 have been effectively settled and only remain open pending finalization of an advanced pricing agreement. Tax years through fiscal year ended 2006 are closed or have been effectively settled through examination in Canada. Tax years through 2008 are closed or have been effectively settled through examination in the U.K.
We have elected to treat our portion of all foreign subsidiary earnings through December 31, 2011, as permanently reinvested under the accounting guidance and accordingly, have not provided any U.S. federal or state tax thereon. As of December 31, 2011, approximately $920.0 million of retained earnings attributable to foreign subsidiaries was considered to be indefinitely invested. Our intention is to reinvest the earnings permanently or to repatriate the earnings when it is tax effective to do so. It is not practicable to determine the amount of incremental taxes that might arise were these earnings to be remitted. However, we believe that U.S. foreign tax credits would largely eliminate any U.S. taxes and offset any foreign withholding taxes due on remittance.